Stockholders' Equity - Weighted-Average Assumptions (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Risk-free interest rate	2.00%	2.00%	1.50%
Expected life (years)	6 years 3 months 19 days	6 years	6 years
Expected volatility	89.00%	88.00%	88.00%
Dividend yield	0.00%	0.00%	0.00%